Subsequent Events (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			2 Months Ended	3 Months Ended		0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2014 2012 Plan RSUs	Mar. 31, 2014 2012 Plan RSUs	Apr. 01, 2014 Subsequent event	Apr. 03, 2014 Subsequent event 2012 Plan RSUs
Subsequent events
Number of shares awarded to certain executives and key employees						156,077			190,641
Grant date fair value (in dollars per share)							$ 23.76		$ 24.06
Compensation expense	$ 0.7	$ 0.1	$ 1.7	$ 0.5	$ 0.1				$ 4.6
Transfer restrictions period							1 year		1 year
Common stock, shares authorized	100,000,000		100,000,000	100,000,000				125,000,000